Debt (Details 1) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Debt Disclosure [Abstract]
2017	$ 586,454
2018	515,793
2019	549,694
2020	569,142
2021	497,491
Thereafter	162,907
Total debt	$ 2,881,481	$ 2,922,764